                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02932

Morgan Stanley High Yield Securities Inc.
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
     (Address of principal executive offices)                         (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: August 31, 2003

Date of reporting period: August 31, 2003


Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY HIGH YIELD SECURITIES PERFORMED DURING THE ANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

FUND REPORT
For the year ended August 31, 2003

TOTAL RETURN FOR THE 12-MONTH PERIOD ENDED AUGUST 31, 2003

                                                   LEHMAN
                                            BROTHERS U.S.       LIPPER HIGH
                                                CORPORATE     CURRENT YIELD
                                               HIGH YIELD        BOND FUNDS
  CLASS A   CLASS B   CLASS C   CLASS D          INDEX(1)          INDEX(2)
    19.88%    19.27%    19.14%    20.82%            24.86%            21.79%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE TOTAL RETURN FIGURES SHOWN ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS, BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. IF SALES CHARGES WERE INCLUDED, RETURNS WOULD BE LOWER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION.

MARKET CONDITIONS

Market returns during the period were dominated by the high-yield rally that lasted from mid-October, 2002, through the end of June. The rally was triggered by a combination of improving fundamentals, declining default rates and record inflows into the high-yield market, and by the end of June represented the second-greatest nine-month gain in the market's history. The rallying market drew record fund inflows, which in turn propelled prices still higher.

The strongest returns during the course of that period were earned by sectors and securities that were most heavily out of favor during the preceding years. Wireless communications, utilities, telecommunications and cable all soared after performing dismally earlier in 2002. These sectors benefited from a combination of improved financial results (albeit based on greatly reduced expectations) and low valuations. In a similar vein, performance patterns across credit tiers differed dramatically as the lowest-rated credits rose far higher than their higher-quality peers.

While technical factors remained a potent force throughout the 12-month period, they were especially influential in the closing months. An easing of fund inflows in July coincided with a surge in issuance to produce a temporary setback in the high-yield market's upward march that lasted through the first two weeks of August, when that pattern reversed.

PERFORMANCE ANALYSIS

While the Fund participated in the market's rally, it underperformed the Lehman Brothers U.S. Corporate High Yield Index for the 12-month period. Much of the Fund's relative performance was driven by its lower allocation to CCC and below rated credits, which caused the Fund to miss out on the strong performance of this more aggressive segment of the market. We de-emphasized CCC rated credits out of concern for the ongoing viability of many of the companies carrying that credit rating. Our bottom-up research also led us to keep the Fund's exposure to telecommunications and utilities companies below that of the benchmark. While we selectively added companies in both sectors as attractive opportunities came to market, the Fund remained underweighted to both groups during the rally.

The Fund's performance was helped by strong security selection in several key sectors. The wireless communications sector entered the period with generally low valuations for most of its component companies given the sector's poor performance for most of 2002. Our analysts identified several companies that appeared to be undervalued relative to their prospects and that went on to perform strongly on the basis of improving financial results. The Fund also enjoyed strong performance from securities in the diversified media and broadcasting sectors that entered the period with low valuations and went on to deliver solid performance. Our analysis indicated that selected companies in economically sensitive sectors such as chemicals and manufacturing were also undervalued, and we added exposure in these areas. This was a positive factor in the Fund's performance during the period.

   TOP FIVE INDUSTRIES

   Cable/Satellite TV                           5.3%
   Chemicals: Specialty                         4.6
   Electric Utilities                           4.4
   Casino/Gaming                                3.3
   Hotels/Resorts/Cruiselines                   3.0

   LONG-TERM CREDIT ANALYSIS

   A/A+                                         2.5%
   Baa/BBB+                                     1.1
   Ba/BB-                                      22.8
   B/B                                         45.7
   Caa/CCC                                     11.0
   NR/NR                                        6.1

DATA AS OF AUGUST 31, 2003. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES ARE AS A PERCENTAGE OF NET ASSETS. PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED AS A RECOMMENDATION TO BUY THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

1. THE FUND'S INVESTMENT TEAM BEGINS BY CONSIDERING CURRENT AND PROJECTED ECONOMIC TRENDS THAT MAY AFFECT THE HIGH-YIELD MARKETS.

2. THIS IS FOLLOWED BY A THOROUGH EVALUATION OF THE CREDIT QUALITY OF EACH SECURITY AS WELL AS THE FINANCIAL STRENGTH OF EACH UNDERLYING COMPANY. THIS MAY INCLUDE DIRECT COMMUNICATION WITH PRINCIPALS OF INDIVIDUAL COMPANIES, AS WELL AS OTHER HIGH-YIELD SPECIALISTS AND RECOGNIZED RATINGS AGENCIES.

3. LASTLY, THE FUND'S MANAGERS SEEK TO MAINTAIN BROAD DIVERSIFICATION ACROSS A WIDE RANGE OF COMPANIES, INDUSTRIES, COUPONS AND MATURITIES.

ANNUAL HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS TO INVESTORS WITH THE SAME LAST NAME AND WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME, UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 AM TO 8:00 PM, ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT http://www.sec.gov.

Performance Summary

[CHART]

PERFORMANCE OF A $10,000 INVESTMENT--CLASS A AND D SHARES

($ IN THOUSANDS)

                       CLASS A        CLASS D      LEHMAN(1)    LIPPER(2)
8/31/1993           $    9,575     $   10,000     $   10,000   $   10,000
8/31/1994           $    9,640     $   10,093     $   10,329   $   10,259
8/31/1995           $   10,768     $   11,302     $   11,760   $   11,443
8/31/1996           $   11,930     $   12,553     $   12,895   $   12,658
8/31/1997           $   13,688     $   14,437     $   14,852   $   14,628
8/31/1998           $   13,743     $   14,528     $   15,302   $   14,824
8/31/1999           $   13,945     $   14,771     $   15,930   $   15,630
8/31/2000           $   12,707     $   13,488     $   16,110   $   15,730
8/31/2001           $    7,999     $    8,503     $   16,146   $   14,546
8/31/2002           $    6,263     $    6,679     $   14,911   $   13,271
8/31/2003           $    7,508#    $    8,070#    $   18,618   $   16,163

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED AUGUST 31, 2003

                                   CLASS A SHARES*     CLASS B SHARES**     CLASS C SHARES+     CLASS D SHARES++
                                          09/26/79             07/28/97            07/28/97             09/26/79
   SYMBOL                                    HYLAX                HYLBX               HYLCX                HYLDX
   1 YEAR                                    19.88%(3)            19.27%(3)           19.14%(3)            20.82%(3)
                                             14.78(4)             14.27(4)            18.14(4)

   5 YEARS                                  (11.39)(3)           (11.80)(3)          (11.91)(3)           (11.09)(3)
                                            (12.15)(4)           (11.98)(4)          (11.91)(4)

   10 YEARS                                  (2.40)(3)                                                     (2.12)(3)
                                             (2.83)(4)

   SINCE INCEPTION                            4.54(3)             (9.74)(3)           (9.84)(3)             4.82(3)
                                              4.36(4)             (9.74)(4)           (9.84)(4)

----------
Notes on Performance

PRIOR TO JULY 28, 1997, THE FUND OFFERED ONLY ONE CLASS OF SHARES. BECAUSE THE DISTRIBUTION ARRANGEMENT FOR CLASS A MOST CLOSELY RESEMBLED THE DISTRIBUTION ARRANGEMENT APPLICABLE PRIOR TO THE IMPLEMENTATION OF MULTIPLE CLASSES (I.E., CLASS A IS SOLD WITH A FRONT-END SALES CHARGE), HISTORICAL PERFORMANCE INFORMATION HAS BEEN RESTATED TO REFLECT THE ACTUAL MAXIMUM SALES CHARGE APPLICABLE TO CLASS A (I.E., 4.25%) AS COMPARED TO THE 5.50% SALES CHARGE IN EFFECT PRIOR TO JULY 28, 1997. IN ADDITION, CLASS A SHARES ARE NOW SUBJECT TO AN ONGOING 12b-1 FEE WHICH IS REFLECTED IN THE RESTATED PERFORMANCE FOR THAT CLASS.

BECAUSE ALL SHARES OF THE FUND HELD PRIOR TO JULY 28, 1997 WERE DESIGNATED CLASS D SHARES, THE FUND'S HISTORICAL PERFORMANCE HAS BEEN RESTATED TO REFLECT THE ABSENCE OF ANY SALES CHARGE.

(1) THE LEHMAN BROTHERS U.S. CORPORATE HIGH YIELD INDEX TRACKS THE PERFORMANCE OF ALL BELOW INVESTMENT-GRADE SECURITIES WHICH HAVE AT LEAST $100 MILLION IN OUTSTANDING ISSUANCE, A MATURITY GREATER THAN ONE YEAR, AND ARE ISSUED IN FIXED-RATE U.S. DOLLAR DENOMINATIONS. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER HIGH CURRENT YIELD BOND FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER HIGH CURRENT YIELD BOND FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECTTHE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 4.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

#    CLOSING VALUE ASSUMING A COMPLETE REDEMPTION ON AUGUST 31, 2003.

MORGAN STANLEY HIGH YIELD SECURITIES INC.
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2003

  PRINCIPAL
  AMOUNT IN                                                             COUPON    MATURITY
  THOUSANDS                                                              RATE       DATE          VALUE
----------------------------------------------------------------------------------------------------------
              CORPORATE BONDS (88.3%)
              ADVERTISING/MARKETING SERVICES (1.5%)
  $   4,000   Advanstar Communications - 144A*                           8.639%   08/15/08    $  3,970,000
      3,805   Interep National Radio Sales, Inc. (Series B)              10.00    07/01/08       3,310,350
      2,330   RH Donnelley Financial Corp. - 144A*                      10.875    12/15/12       2,714,450
                                                                                              ------------
                                                                                                 9,994,800
                                                                                              ------------
              AIRLINES (0.3%)
      4,640   Air Canada Corp. (Canada) (a)(b)                           10.25    03/15/11       2,273,600
                                                                                              ------------
              ALTERNATIVE POWER GENERATION (0.6%)
      2,650   Calpine Corp.                                               8.50    02/15/11       1,974,250
      1,975   Calpine Corp. - 144A*                                       8.50    07/15/10       1,856,500
                                                                                              ------------
                                                                                                 3,830,750
                                                                                              ------------
              APPAREL/FOOTWEAR (0.2%)
      1,650   Oxford Industries Inc. - 144A*                             8.875    06/01/11       1,716,000
                                                                                              ------------
              APPAREL/FOOTWEAR RETAIL (1.2%)
        970   Gap, Inc. (The)                                             6.90    09/15/07       1,022,137
      1,770   Gap, Inc. (The)                                            10.55    12/15/08       2,108,512
      5,410   Payless Shoesource Inc. - 144A*                             8.25    08/01/13       5,315,325
                                                                                              ------------
                                                                                                 8,445,974
                                                                                              ------------
              AUTO PARTS: O.E.M. (2.5%)
      1,670   ArvinMeritor, Inc.                                          8.75    03/01/12       1,728,450
      2,110   Collins & Aikman Products                                  10.75    12/31/11       1,856,800
      3,255   Intermet Corp.                                              9.75    06/15/09       3,092,250
      4,845   Lear Corp. (Series B)                                       8.11    05/15/09       5,414,287
      4,660   TRW Automotive, Inc. - 144A*                               9.375    02/15/13       5,172,600
                                                                                              ------------
                                                                                                17,264,387
                                                                                              ------------
              BROADCAST/MEDIA (1.0%)
     11,475   Tri-State Outdoor Media Group, Inc. (b)                    11.00    05/15/08       6,942,375
                                                                                              ------------
              BROADCASTING (1.5%)
      4,815   Nextmedia Operating, Inc.                                  10.75    07/01/11       5,332,612
      4,325   Salem Communications Holdings Corp. (Series B)              9.00    07/01/11       4,573,687
                                                                                              ------------
                                                                                                 9,906,299
                                                                                              ------------
              BUILDING PRODUCTS (0.4%)
      1,705   Brand Services Inc.                                        12.00    10/15/12       1,911,731
        775   Nortek, Inc.                                                9.25    03/15/07         788,562
                                                                                              ------------
                                                                                                 2,700,293
                                                                                              ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

  PRINCIPAL
  AMOUNT IN                                                                 COUPON    MATURITY
  THOUSANDS                                                                  RATE       DATE          VALUE
--------------------------------------------------------------------------------------------------------------
              CABLE/SATELLITE TV (5.3%)
  $   1,590   Avalon Cable LLC                                               11.75++% 12/01/08    $  1,564,162
      2,725   British Sky Broadcasting Group PLC (United Kingdom)            6.875    02/23/09       2,929,375
        425   Charter Communications Holdings LLC                             8.25    04/01/07         342,125
      1,780   Charter Communications Holdings/Charter Capital                10.75    10/01/09       1,424,000
      8,465   Charter Communications Holdings/Charter Capital                11.75++  05/15/11       4,571,100
      1,340   Charter Communications Holdings/Charter Capital                13.50++  01/15/11         763,800
        915   CSC Holdings Inc.                                              9.875    02/15/13         956,175
        510   CSC Holdings Inc.                                              10.50    05/15/16         555,900
      5,095   CSC Holdings Inc. (Series B)                                   8.125    07/15/09       5,260,587
      5,780   Echostar DBS Corp.                                             9.125    01/15/09       6,401,350
        875   Echostar DBS Corp.                                             9.375    02/01/09         930,781
      5,186   Knology, Inc. - 144A* (c)                                      12.00+   11/30/09       4,512,238
      2,285   Lodgenet Entertainment Corp.                                    9.50    06/15/13       2,359,262
      1,040   Pegasus Communications Corp. (Series B)                         9.75    12/01/06         842,400
        455   Pegagus Communications Corp. (Series B)                        12.50    08/01/07         373,100
        350   Pegasus Satellite Communications Inc.                         12.375    08/01/06         287,000
        885   Pegasus Satellite Communications Inc.                          13.50++  03/01/07         570,825
      1,780   Renaissance Media Group LLC                                    10.00    04/15/08       1,780,000
                                                                                                  ------------
                                                                                                    36,424,180
                                                                                                  ------------
              CASINO/GAMING (3.3%)
     27,175   Aladdin Gaming Holdings/Capital Corp. LLC (Series B) (a)(d)    13.50    03/01/10         135,875
      2,340   Harrah's Operating Co., Inc.                                   7.875    12/15/05       2,527,200
      5,030   International Game Technology                                  8.375    05/15/09       5,881,041
      5,455   Park Place Entertainment                                       8.875    09/15/08       6,000,500
     27,637   Resort At Summerlin LP/Ras Co. (Series B) (a)(b)               13.00    12/15/07               0
      4,600   Station Casinos, Inc.                                          8.375    02/15/08       4,887,500
      2,470   Venetian Casino/LV Sands                                       11.00    06/15/10       2,809,625
                                                                                                  ------------
                                                                                                    22,241,741
                                                                                                  ------------
              CELLULAR TELEPHONE (0.5%)
      3,250   Dobson Communications Corp.                                   10.875    07/01/10       3,526,250
                                                                                                  ------------
              CHEMICALS: MAJOR DIVERSIFIED (2.1%)
      4,731   Equistar Chemical                                             10.125    09/01/08       4,731,000
      1,545   Equistar Chemical Funding - 144A*                             10.625    05/01/11       1,537,275
      1,575   Huntsman Advanced Materials Corp. - 144A*                      11.00    07/15/10       1,661,625
      7,010   Huntsman ICI Chemicals                                        10.125    07/01/09       6,624,450
                                                                                                  ------------
                                                                                                    14,554,350
                                                                                                  ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  PRINCIPAL
  AMOUNT IN                                                                 COUPON    MATURITY
  THOUSANDS                                                                  RATE       DATE          VALUE
--------------------------------------------------------------------------------------------------------------
              CHEMICALS: SPECIALTY (4.6%)
  $   1,875   Acetex Corp. (Canada)                                         10.875%   08/01/09    $  2,043,750
      2,890   Avecia Group PLC (United Kingdom)                              11.00    07/01/09       2,456,500
      1,785   FMC Corp.                                                      10.25    11/01/09       2,017,050
        290   Huntsman International LLC - 144A*                             9.875    03/01/09         298,700
        945   ISP Chemco                                                     10.25    07/01/11       1,041,862
      5,345   ISP Holdings Inc. (Series B)                                  10.625    12/15/09       5,572,162
      1,840   Lyondell Chemical Co.                                           9.50    12/15/08       1,775,600
      2,050   Lyondell Chemical Co. (Series B)                               9.875    05/01/07       2,029,500
      4,185   Millennium America, Inc.                                        9.25    06/15/08       4,331,475
      3,990   Rhodia SA - 144A* (France)                                     8.875    06/01/11       4,009,950
      2,715   Rockwood Specialties Corp. - 144A*                            10.625    05/15/11       2,830,387
      2,705   Westlake Chemical Corp. - 144A*                                 8.75    07/15/11       2,759,100
                                                                                                  ------------
                                                                                                    31,166,036
                                                                                                  ------------
              COMMERCIAL PRINTING/FORMS (0.0%)
     16,000   Premier Graphics Inc. (a)(b)                                   11.50    12/01/05               0
                                                                                                  ------------
              COMPUTER COMMUNICATIONS (0.7%)
      4,540   Avaya, Inc.                                                   11.125    04/01/09       5,084,800
                                                                                                  ------------
              CONSUMER/BUSINESS SERVICES (0.9%)
      3,580   Muzak LLC/Muzak Finance Corp.                                  9.875    03/15/09       3,423,375
      2,610   Muzak LLC/Muzak Finance Corp. - 144A*                          10.00    02/15/09       2,753,550
                                                                                                  ------------
                                                                                                     6,176,925
                                                                                                  ------------
              CONTAINERS/PACKAGING (2.3%)
      2,850   Graphic Packaging International - 144A*                         9.50    08/15/13       2,992,500
      1,900   Norampac, Inc. - 144A* (Canada)                                 6.75    06/01/13       1,876,250
      7,140   Owens-Brockway Glass Containers Corp.                           8.75    11/15/12       7,497,000
        300   Owens-Brockway Glass Containers Corp. - 144A*                   7.75    05/15/11         300,000
      3,100   Pliant Corp.                                                   13.00    06/01/10       2,697,000
                                                                                                  ------------
                                                                                                    15,362,750
                                                                                                  ------------
              DEPARTMENT STORES (0.7%)
        495   Penney (J.C.) Co., Inc.                                        6.875    10/15/15         446,737
        565   Penney (J.C.) Co., Inc.                                         7.60    04/01/07         589,012
        255   Penney (J.C.) Co., Inc.                                         7.95    04/01/17         253,087
      1,650   Penney (J.C.) Co., Inc.                                         8.00    03/01/10       1,711,875
      1,870   Penney (J.C.) Co., Inc.                                         9.00    08/01/12       2,010,250
                                                                                                  ------------
                                                                                                     5,010,961
                                                                                                  ------------
              DRUGSTORE CHAINS (0.3%)
      2,000   Rite Aid Corp.                                                 6.875    08/15/13       1,740,000
                                                                                                  ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  PRINCIPAL
  AMOUNT IN                                                                 COUPON    MATURITY
  THOUSANDS                                                                  RATE       DATE          VALUE
--------------------------------------------------------------------------------------------------------------
              ELECTRIC UTILITIES (3.7%)
  $     377   AES Corp. (The)                                                8.875%   02/15/11    $    350,610
        537   AES Corp. (The)                                                9.375    09/15/10         515,520
      3,615   AES Corp. (The) - 144A*                                         9.00    05/15/15       3,669,225
      1,695   Allegheny Energy, Inc.                                          7.75    08/01/05       1,695,000
        460   CMS Energy Corp.                                                7.50    01/15/09         439,875
      3,010   CMS Energy Corp.                                                8.50    04/15/11       2,946,037
      1,040   IPALCO Enterprises, Inc.                                       8.625    11/14/11       1,092,000
      3,160   Monongahela Power Co.                                           5.00    10/01/06       3,108,650
        695   MSW Energy Holdings/Finance - 144A*                             8.50    09/01/10         708,900
      3,140   Nevada Power Co. - 144A*                                        9.00    08/15/13       3,273,450
      1,810   PG&E Corp. - 144A*                                             6.875    07/15/08       1,837,150
      3,320   PSEG Energy Holdings Inc.                                      8.625    02/15/08       3,320,000
      1,790   Southern California Edison Co. - 144A*                          8.00    02/15/07       1,960,050
                                                                                                  ------------
                                                                                                    24,916,467
                                                                                                  ------------
              ELECTRONIC DISTRIBUTORS (0.8%)
      4,745   BRL Universal Equipment Corp.                                  8.875    02/15/08       5,029,700
     26,000   CHS Electronics, Inc. (a)(b)                                   9.875    04/15/05         227,500
                                                                                                  ------------
                                                                                                     5,257,200
                                                                                                  ------------
              ELECTRONIC EQUIPMENT/INSTRUMENTS (2.1%)
      5,415   Directv Holdings/Finance - 144A*                               8.375    03/15/13       5,915,887
      9,315   High Voltage Engineering, Inc. (b)                             10.75    08/15/04       1,863,000
      2,335   Xerox Capital Europe PLC (United Kingdom)                      5.875    05/15/04       2,337,919
      4,075   Xerox Corp.                                                    7.125    06/15/10       3,952,750
                                                                                                  ------------
                                                                                                    14,069,556
                                                                                                  ------------
              ENGINEERING & CONSTRUCTION (0.5%)
      3,240   ABB Finance Inc.                                                6.75    06/03/04       3,188,160
      2,600   Encompass Services Corp. (a)(b)                                10.50    05/01/09               0
                                                                                                  ------------
                                                                                                     3,188,160
                                                                                                  ------------
              ENVIRONMENTAL SERVICES (1.2%)
      6,875   Allied Waste North America, Inc. (Series B)                    10.00    08/01/09       7,442,188
        660   Waste Management, Inc.                                          7.00    10/15/06         723,525
                                                                                                  ------------
                                                                                                     8,165,713
                                                                                                  ------------
              FOOD DISTRIBUTORS (0.8%)
      5,590   Volume Services America, Inc.                                  11.25    03/01/09       5,562,050
                                                                                                  ------------
              FOOD RETAIL (0.9%)
      4,640   Delhaize America, Inc.                                         8.125    04/15/11       4,837,200
      1,241   Kroger Co. - 144A*                                              8.50    07/15/17       1,349,570
                                                                                                  ------------
                                                                                                     6,186,770
                                                                                                  ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  PRINCIPAL
  AMOUNT IN                                                                 COUPON    MATURITY
  THOUSANDS                                                                  RATE       DATE          VALUE
--------------------------------------------------------------------------------------------------------------
              FOOD: MEAT/FISH/DAIRY (2.4%)
  $   3,595   Michael Foods Inc. (Series B)                                  11.75%   04/01/11    $  4,134,250
      1,750   National Beef Packing/NB Finance - 144A*                       10.50    08/01/11       1,828,750
      4,140   Pilgrim's Pride Corp.                                          9.625    09/15/11       4,388,400
      5,780   Smithfield Foods Inc.                                          7.625    02/15/08       5,837,800
        120   Smithfield Foods Inc. (Series B)                                8.00    10/15/09         126,000
                                                                                                  ------------
                                                                                                    16,315,200
                                                                                                  ------------
              FOOD: SPECIALTY/CANDY (0.3%)
      2,245   Merisant Co. - 144A*                                            9.50    07/15/13       2,357,250
                                                                                                  ------------
              FOREST PRODUCTS (1.2%)
      1,250   Louisiana Pacific Corp.                                        8.875    08/15/10       1,434,375
      1,375   Louisiana Pacific Corp.                                       10.875    11/15/08       1,577,813
      1,115   Tembec Industries Inc. (Canada)                                 7.75    03/15/12       1,053,675
      3,910   Tembec Industries Inc. (Canada)                                 8.50    02/01/11       3,851,350
                                                                                                  ------------
                                                                                                     7,917,213
                                                                                                  ------------
              GAS DISTRIBUTORS (1.1%)
      2,775   Dynegy Holdings, Inc. - 144A*                                  9.875    07/15/10       2,816,625
      4,080   Dynegy Holdings, Inc.                                          6.875    04/01/11       3,141,600
      1,435   Southern Natural Gas                                           8.875    03/15/10       1,513,925
                                                                                                  ------------
                                                                                                     7,472,150
                                                                                                  ------------
              HOME BUILDING (2.7%)
      2,975   KB HOME                                                         7.75    02/01/10       3,034,500
      1,525   Meritage Corp.                                                  9.75    06/01/11       1,626,031
      4,090   Schuler Homes, Inc.                                            9.375    07/15/09       4,396,750
      1,310   Tech Olympic USA, Inc.                                          9.00    07/01/10       1,323,100
      1,700   Tech Olympic USA, Inc.                                          9.00    07/01/10       1,717,000
      2,630   Tech Olympic USA, Inc.                                        10.375    07/01/12       2,656,300
        580   Tech Olympic USA, Inc. - 144A*                                10.375    07/01/12         585,800
      3,110   Toll Corp.                                                      8.25    02/01/11       3,296,600
                                                                                                  ------------
                                                                                                    18,636,081
                                                                                                  ------------
              HOME FURNISHINGS (0.4%)
      2,795   Tempur-Pedic/Tempur Products - 144A*                           10.25    08/15/10       2,850,900
                                                                                                  ------------
              HOSPITAL/NURSING MANAGEMENT (1.9%)
        625   HCA, Inc.                                                       7.19    11/15/15         618,918
      3,600   HCA, Inc.                                                      7.875    02/01/11       3,837,744
        750   HCA, Inc.                                                       8.75    09/01/10         833,210
      1,145   HCA, Inc.                                                       7.58    09/15/25       1,093,189
        390   Manor Care, Inc.                                                7.50    06/15/06         415,350
      1,060   Manor Care, Inc.                                                8.00    03/01/08       1,144,800

                        SEE NOTES TO FINANCIAL STATEMENTS

  PRINCIPAL
  AMOUNT IN                                                                 COUPON    MATURITY
  THOUSANDS                                                                  RATE       DATE          VALUE
--------------------------------------------------------------------------------------------------------------
  $   1,050   Manor Care, Inc. - 144A*                                        6.25%   05/01/13    $  1,013,250
      2,285   Tenet Healthcare Corp.                                          6.50    06/01/12       2,102,200
      1,985   Tenet Healthcare Corp.                                         7.375    02/01/13       1,950,263
                                                                                                  ------------
                                                                                                    13,008,924
                                                                                                  ------------
              HOTELS/RESORTS/CRUISELINES (3.0%)
      2,980   Hilton Hotels Corp.                                            7.625    12/01/12       3,143,900
      2,085   Hilton Hotels Corp.                                             7.95    04/15/07       2,207,494
      3,715   HMH Properties, Inc. (Series B)                                7.875    08/01/08       3,733,575
      5,725   Horseshoe Gaming Holding Corp. (Series B)                      8.625    05/15/09       6,025,563
        530   Starwood Hotels & Resorts Worldwide, Inc.                      7.375    05/01/07         555,175
      4,385   Starwood Hotels & Resorts Worldwide, Inc.                      7.875    05/01/12       4,582,325
                                                                                                  ------------
                                                                                                    20,248,032
                                                                                                  ------------
              INDUSTRIAL CONGLOMERATES (0.5%)
      3,200   Tyco International Group S.A. (Luxembourg)                      6.75    02/15/11       3,256,000
                                                                                                  ------------
              INDUSTRIAL MACHINERY (0.2%)
      1,111   Flowserve Corp.                                                12.25    08/15/10       1,272,095
                                                                                                  ------------
              INDUSTRIAL SPECIALTIES (2.6%)
      4,065   Cabot Safety Corp.                                             12.50    07/15/05       4,115,813
      4,535   International Wire Group, Inc.                                 11.75    06/01/05       2,312,850
      4,010   Johnsondiversey, Inc.                                          9.625    05/15/12       4,240,575
      3,371   Tekni-Plex Inc. (Series B)                                     12.75    06/15/10       3,253,015
      3,670   UCAR Finance, Inc.                                             10.25    02/15/12       3,803,038
                                                                                                  ------------
                                                                                                    17,725,291
                                                                                                  ------------
              INTERNET SOFTWARE/SERVICES (0.2%)
      7,131   Exodus Communications, Inc. (a)(b)                            11.625    07/15/10         427,865
      1,410   Globix Corp. - 144A*                                           11.00+   05/01/08       1,092,370
                                                                                                  ------------
                                                                                                     1,520,235
                                                                                                  ------------
              INVESTMENT MANAGERS (0.8%)
      4,960   JSG Funding PLC (Ireland)                                      9.625    10/01/12       5,356,800
                                                                                                  ------------
              MEDIA CONGLOMERATES (0.7%)
      1,570   Vivendi Universal SA - 144A* (France)                           6.25    07/15/08       1,570,000
      3,155   Vivendi Universal SA - 144A* (France)                           9.25    04/15/10       3,525,713
                                                                                                  ------------
                                                                                                     5,095,713
                                                                                                  ------------
              MEDICAL DISTRIBUTORS (0.8%)
        220   AmerisourceBergen Corp.                                         7.25    11/15/12         222,200
      4,885   AmerisourceBergen Corp.                                        8.125    09/01/08       5,165,888
                                                                                                  ------------
                                                                                                     5,388,088
                                                                                                  ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  PRINCIPAL
  AMOUNT IN                                                                 COUPON    MATURITY
  THOUSANDS                                                                  RATE       DATE          VALUE
--------------------------------------------------------------------------------------------------------------
              MEDICAL SPECIALTIES (0.2%)
  $   1,405   Apogent Technologies Inc. - 144A*                               6.50%   05/15/13    $  1,383,925
                                                                                                  ------------
              MEDICAL/NURSING SERVICES (0.9%)
      5,140   Fresenius Medical Care Capital Trust                           7.875    06/15/11       5,345,600
        795   Fresenius Medical Care Capital Trust II (Units)#               7.875    02/01/08         828,788
                                                                                                  ------------
                                                                                                     6,174,388
                                                                                                  ------------
              METAL FABRICATIONS (0.6%)
      4,010   Trimas Corp.                                                   9.875    06/15/12       3,929,800
                                                                                                  ------------
              MISCELLANEOUS COMMERCIAL SERVICES (1.0%)
      2,971   Iron Mountain Inc.                                              7.75    01/15/15       3,030,420
      3,545   Iron Mountain Inc.                                             8.625    04/01/13       3,686,800
                                                                                                  ------------
                                                                                                     6,717,220
                                                                                                  ------------
              MISCELLANEOUS MANUFACTURING (1.0%)
      3,315   Amsted Industries Inc. - 144A*                                 10.25    10/15/11       3,397,875
      3,135   Jacuzzi Brands Inc. - 144A*                                    9.625    07/01/10       3,260,400
                                                                                                  ------------
                                                                                                     6,658,275
                                                                                                  ------------
              MOVIES/ENTERTAINMENT (0.8%)
      4,850   Alliance Atlantis Communications, Inc. (Canada)                13.00    12/15/09       5,425,938
                                                                                                  ------------
              OIL & GAS PIPELINES (2.9%)
      5,125   El Paso Production Holdings - 144A*                             7.75    06/01/13       4,971,250
      4,305   GulfTerra Energy Partners, L.P.                               10.625    12/01/12       4,956,131
      1,010   GulfTerra Energy Partners, L.P. - 144A*                         8.50    06/01/10       1,070,600
        730   Northwest Pipeline Corp.                                       8.125    03/01/10         759,200
      1,315   Transcontinental Gas Pipe Line Corp. (Series B)                8.875    07/15/12       1,416,913
      4,410   Williams Companies, Inc. (The)                                 7.875    09/01/21       4,057,200
      2,065   Williams Companies, Inc. (The)                                  9.25    03/15/04       2,101,138
        340   Williams Companies, Inc. (The) - (Series A)                     6.75    01/15/06         333,200
                                                                                                  ------------
                                                                                                    19,665,632
                                                                                                  ------------
              OIL & GAS PRODUCTION (2.2%)
      4,395   Chesapeake Energy Corp.                                        8.125    04/01/11       4,592,775
      3,800   Hillcorp Energy/Finance - 144A*                                10.50    09/01/10       3,899,750
      2,155   Magnum Hunter Resources, Inc.                                   9.60    03/15/12       2,284,300
      4,030   Vintage Petroleum, Inc.                                        7.875    05/15/11       4,070,300
                                                                                                  ------------
                                                                                                    14,847,125
                                                                                                  ------------
              OIL REFINING/MARKETING (1.5%)
      1,750   CITGO Petroleum Corp. - 144A*                                 11.375    02/01/11       1,951,250
      1,055   Frontier Escrow Corp. - 144A*                                   8.00    04/15/13       1,070,825

                        SEE NOTES TO FINANCIAL STATEMENTS

  PRINCIPAL
  AMOUNT IN                                                                 COUPON    MATURITY
  THOUSANDS                                                                  RATE       DATE          VALUE
--------------------------------------------------------------------------------------------------------------
  $   3,000   Husky Oil Ltd.                                                  8.90%   08/15/28    $  3,435,000
      2,165   Tesoro Petroleum Corp.                                          9.00    07/01/08       2,121,700
      1,815   Tesoro Petroleum Corp.                                         9.625    04/01/12       1,805,925
                                                                                                  ------------
                                                                                                    10,384,700
                                                                                                  ------------
              OILFIELD SERVICES/EQUIPMENT (0.6%)
      2,760   Hanover Equipment Trust 2001 A (Series A)                       8.50    09/01/08       2,773,800
      1,655   Hanover Equipment Trust 2001 B (Series B)                       8.75    09/01/11       1,646,725
                                                                                                  ------------
                                                                                                     4,420,525
                                                                                                  ------------
              OTHER METALS/MINERALS (0.0%)
      3,750   Murrin Holdings Property Ltd. (Australia) (a)(b)               9.375    08/31/07             375
                                                                                                  ------------
              OTHER TRANSPORTATION (0.6%)
      3,700   Laidlaw International Inc. - 144A*                             10.75    06/15/11       3,885,000
                                                                                                  ------------
              PUBLISHING: BOOKS/MAGAZINES (1.3%)
      1,330   Dex Media West/Finance - 144A*                                 9.875    08/15/13       1,482,950
        980   Houghton Mifflin Co. - 144A*                                   9.875    02/01/13       1,068,200
      1,580   PEI Holdings, Inc. - 144A*                                     11.00    03/15/10       1,736,025
      4,050   PRIMEDIA, Inc.                                                 8.875    05/15/11       4,242,375
                                                                                                  ------------
                                                                                                     8,529,550
                                                                                                  ------------
              PUBLISHING: NEWSPAPERS (0.8%)
      4,854   Hollinger Participation Trust - 144A* (Canada)                12.125+   11/15/10       5,266,445
                                                                                                  ------------
              PULP & PAPER (2.1%)
      4,305   Abitibi-Consolidated Inc. (Canada)                              6.00    06/20/13       3,888,603
      5,600   Georgia-Pacific Corp. - 144A*                                  8.875    02/01/10       5,894,000
     4,350    Norske Skog Canada Ltd. (Canada)                               8.625    06/15/11       4,426,125
        255   Norske Skog Canada Ltd. - 144A* (Canada)                       8.625    06/15/11         259,463
                                                                                                  ------------
                                                                                                    14,468,191
                                                                                                  ------------
              REAL ESTATE DEVELOPMENT (1.6%)
      5,535   CB Richard Ellis Services, Inc.                                11.25    06/15/11       5,839,425
      5,080   LNR Property Corp. - 144A*                                     7.625    07/15/13       5,130,800
                                                                                                  ------------
                                                                                                    10,970,225
                                                                                                  ------------
              REAL ESTATE INVESTMENT TRUSTS (0.5%)
      3,365   Istar Financial Inc.                                            8.75    08/15/08       3,695,780
                                                                                                  ------------
              SEMICONDUCTORS (0.5%)
      2,800   Fairchild Semiconductors Corp.                                 10.50    02/01/09       3,087,000
                                                                                                  ------------
              SERVICES TO THE HEALTH INDUSTRY (0.6%)
      1,560   Medco Health Solutions                                          7.25    08/15/13       1,614,594
      2,190   Omnicare, Inc. (Series B)                                      8.125    03/15/11       2,321,400
                                                                                                  ------------
                                                                                                     3,935,994
                                                                                                  ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  PRINCIPAL
  AMOUNT IN                                                                 COUPON    MATURITY
  THOUSANDS                                                                  RATE       DATE          VALUE
--------------------------------------------------------------------------------------------------------------
              SPECIALTY STORES (1.1%)
  $   3,600   Autonation, Inc.                                                9.00%   08/01/08    $  3,969,000
      3,285   Sonic Automotive Inc. - 144A*                                  8.625    08/15/13       3,317,850
                                                                                                  ------------
                                                                                                     7,286,850
                                                                                                  ------------
              SPECIALTY TELECOMMUNICATIONS (1.7%)
        715   American Tower Corp.                                           9.375    02/01/09         723,938
      2,565   Primus Telecommunications Group, Inc.                          12.75    10/15/09       2,616,300
        260   Primus Telecommunications Group, Inc. (Series B)               9.875    05/15/08         245,700
      5,570   Qwest Corp.                                                    5.625    11/15/08       5,263,650
      3,040   U.S. West Communications Corp.                                 6.625    09/15/05       3,055,200
     12,900   Worldwide Fiber, Inc. (Canada) (a)(b)                          12.00    08/01/09           1,290
                                                                                                  ------------
                                                                                                    11,906,078
                                                                                                  ------------
              STEEL (0.9%)
      3,065   Oregon Steel Mills, Inc.                                       10.00    07/15/09       2,436,675
      3,360   United States Steel Corp.                                       9.75    05/15/10       3,410,400
                                                                                                  ------------
                                                                                                     5,847,075
                                                                                                  ------------
              TELECOMMUNICATION EQUIPMENT (0.7%)
      4,635   SBA Communications Corp.                                       12.00    03/01/08       4,820,400
                                                                                                  ------------
              TELECOMMUNICATIONS (0.9%)
      4,630   Cincinnati Bell Inc. - 144A*                                    7.25    07/15/13       4,537,400
      1,470   NTL Inc.                                                       19.00+   01/01/10       1,440,600
     28,834   Rhythms Netconnections, Inc. (a)(b)                            12.75    04/15/09               0
      4,351   Rhythms Netconnections, Inc. (a)(b)                            14.00    02/15/10               0
     13,538   Rhythms Netconnections, Inc. (Series B) (a)(d)                 13.50    05/15/08               0
     15,250   Startec Global Communications Corp. (a)(b)                     12.00    05/15/08           1,525
                                                                                                  ------------
                                                                                                     5,979,525
                                                                                                  ------------
              TRUCKS/CONSTRUCTION/FARM MACHINERY (1.7%)
      5,260   J.B. Poindexter & Co., Inc.                                    12.50    05/15/07       4,523,600
      4,535   Manitowoc Inc. (The)                                           10.50    08/01/12       4,988,500
      2,115   NMHG Holding Co.                                               10.00    05/15/09       2,263,050
                                                                                                  ------------
                                                                                                    11,775,150
                                                                                                  ------------
              WHOLESALE DISTRIBUTORS (1.3%)
      4,485   Burhmann US, Inc.                                              12.25    11/01/09       4,776,525
      2,330   Fisher Scientific International, Inc.                          7.125    12/15/05       2,399,900
      1,785   Fisher Scientific International, Inc. - 144A*                  8.125    05/01/12       1,847,475
                                                                                                  ------------
                                                                                                     9,023,900
                                                                                                  ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  PRINCIPAL
  AMOUNT IN                                                                 COUPON    MATURITY
  THOUSANDS                                                                  RATE       DATE          VALUE
--------------------------------------------------------------------------------------------------------------
              WIRELESS TELECOMMUNICATIONS (1.6%)
  $  87,300   CellNet Data Systems, Inc. (a)(b)                              14.00%   10/01/07    $          0
      7,085   Nextel Communications Inc.                                     9.375    11/15/09       7,651,800
      3,310   Nextel Partners Inc. (Class A)                                 11.00    03/15/10       3,558,250
                                                                                                  ------------
                                                                                                    11,210,050
                                                                                                  ------------
              TOTAL CORPORATE BONDS
                (COST $826,890,186)                                                                601,423,475
                                                                                                  ------------

              CONVERTIBLE BONDS (0.9%)
              HOTELS/RESORTS/CRUISELINES (0.0%)
      1,643   Premier Cruises Ltd. - 144A* (a)(d)                            10.00+   08/15/05               0
                                                                                                  ------------
              SPECIALTY TELECOMMUNICATIONS (0.9%)
      6,665   American Tower Corp.                                            6.25    10/15/09       6,331,750
                                                                                                  ------------
              TOTAL CONVERTIBLE BONDS
                (COST $7,672,802)                                                                    6,331,750
                                                                                                  ------------

  NUMBER OF
   SHARES
  ---------
              COMMON STOCKS (D) (3.1%)
              AEROSPACE & DEFENSE (0.1%)
     45,973   Orbital Sciences Corp. (c)                                                               403,180
                                                                                                  ------------
              APPAREL/FOOTWEAR RETAIL (0.0%)
  5,421,101   County Seat Stores Corp. (c)                                                                   0
                                                                                                  ------------
              CASINO/GAMING (0.0%)
    212,312   Fitzgerald Gaming Corp.**                                                                      0
                                                                                                  ------------
              CELLULAR TELEPHONE (0.5%)
    391,333   Dobson Communications Corp. (c)                                                        3,600,264
                                                                                                  ------------
              CONSUMER/BUSINESS SERVICES (0.7%)
    292,845   Anacomp, Inc. (Class A) (c)                                                            4,539,097
                                                                                                  ------------
              ENTERTAINMENT & LEISURE (0.1%)
     15,308   AMF Bowling Worldwide, Inc.                                                              413,316
                                                                                                  ------------
              FOOD: SPECIALTY/CANDY (0.0%)
     13,317   SFAC New Holdings Inc. (c)                                                                     0
      2,447   SFAC New Holdings Inc. (c)                                                                     0
  1,069,725   Specialty Foods Acquisition Corp. - 144A*                                                      0
                                                                                                  ------------
                                                                                                             0
                                                                                                  ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                                                             VALUE
--------------------------------------------------------------------------------------------------------------
              HOTELS/RESORTS/CRUISELINES (0.0%)
    981,277   Premier Holdings Inc. (c)                                                           $          0
                                                                                                  ------------
              INTERNET SOFTWARE/SERVICES (0.4%)
    825,693   Globix Corp. (c)                                                                       2,559,648
                                                                                                  ------------
              MEDICAL SPECIALTIES (0.0%)
     57,963   MEDIQ, Inc. (c)                                                                          314,739
                                                                                                  ------------
              MEDICAL/NURSING SERVICES (0.0%)
  1,754,896   Raintree Healthcare Corp. (c)                                                                  0
                                                                                                  ------------
              MOTOR VEHICLES (0.0%)
        913   Northern Holdings Industrial Corp.* (c)                                                        0
                                                                                                  ------------
              RESTAURANTS (0.2%)
    111,549   American Restaurant Group Holdings, Inc. (c)                                                   0
     64,807   American Restaurant Group Holdings, Inc. - 144A*                                               0
    787,160   Catalina Restaurant Group, Inc. (c)                                                    1,574,320
                                                                                                  ------------
                                                                                                     1,574,320
                                                                                                  ------------
              SPECIALTY TELECOMMUNICATIONS (0.0%)
     34,159   Birch Telecom Inc. (c)                                                                         0
  1,448,200   PFB Telecom NV (Series B) (c)                                                                  0
    331,128   Viatel Holdings Bermuda Ltd. (c)                                                               0
     25,075   XO Communications, Inc. (c)                                                              154,713
                                                                                                  ------------
                                                                                                       154,713
                                                                                                  ------------
              TEXTILES (0.0%)
  2,389,334   U.S. Leather, Inc. (c)                                                                         0
                                                                                                  ------------
              WIRELESS TELECOMMUNICATIONS (1.1%)
    381,789   Arch Wireless, Inc. (Class A) (c)                                                      3,937,340
    580,766   Motient Corp. (c)                                                                      3,542,673
    315,021   Vast Solutions, Inc. (Class B1) (c)                                                            0
    315,021   Vast Solutions, Inc. (Class B2) (c)                                                            0
    315,021   Vast Solutions, Inc. (Class B3) (c)                                                            0
                                                                                                  ------------
                                                                                                     7,480,013
                                                                                                  ------------
              TOTAL COMMON STOCKS
               (COST $384,918,125)                                                                  21,039,290
                                                                                                  ------------
              NON-CONVERTIBLE PREFERRED STOCKS (2.2%)
              BROADCASTING (0.7%)
        523   Paxson Communications Corp.+                                                           4,658,260
                                                                                                  ------------
              CABLE/SATELLITE TV (0.0%)
    384,629   Knology Holdings, Inc. - 144A* (c)                                                         3,846
                                                                                                  ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                                                             VALUE
--------------------------------------------------------------------------------------------------------------
              CELLULAR TELEPHONE (0.6%)
      4,127   Dobson Communications Corp.+                                                        $  4,147,635
                                                                                                  ------------
              ELECTRIC UTILITIES (0.7%)
      6,773   TNP Enterprises, Inc. (Series D)+                                                      4,537,910
                                                                                                  ------------
              RESTAURANTS (0.2%)
      1,337   Catalina Restaurant Group, Inc. (Units)#                                               1,203,300
                                                                                                  ------------
              SPECIALTY TELECOMMUNICATIONS (0.0%)
          5   Crown Castle International Corp.                                                           5,738
                                                                                                  ------------
              TOTAL NON-CONVERTIBLE PREFERRED STOCKS
               (COST $26,896,078)                                                                   14,556,689
                                                                                                  ------------
              CONVERTIBLE PREFERRED STOCKS (0.2%)
              CELLULAR TELEPHONE (0.2%)
      6,080   Dobson Communications Corp. $0.06 - 144A*                                              1,252,480
                                                                                                  ------------
              SPECIALTY TELECOMMUNICATIONS (0.0%)
     53,058    McLeodUSA, Inc. (Series A) $0.44                                                        300,308
                                                                                                  ------------
              TOTAL CONVERTIBLE PREFERRED STOCKS
               (COST $1,404,618)                                                                     1,552,788
                                                                                                  ------------

  NUMBER OF                                                                       EXPIRATION
  WARRANTS                                                                           DATE
  ---------                                                                       ----------
              WARRANTS (0.1%)
              BROADCASTING (0.0%)
      6,410   XM Satellite Radio Holdings, Inc. - 144A*                             03/15/10            51,280
                                                                                                  ------------
              CASINO/GAMING (0.0%)
    319,500   Aladdin Gaming Enterprises, Inc. - 144A*                              03/01/10                 0
     23,000   Resort At Summerlin LP - 144A*                                        12/15/07                 0
                                                                                                  ------------
                                                                                                             0
                                                                                                  ------------
              ELECTRIC UTILITIES (0.0%)
      1,850   TNP Enterprises, Inc. - 144A*                                         04/01/11                18
                                                                                                  ------------
              MOVIES/ENTERTAINMENT (0.1%)
     36,019   AMF Bowling Worldwide, Inc. (Series A)                                03/09/09           306,162
     35,191   AMF Bowling Worldwide, Inc. (Series B)                                03/09/09           158,360
                                                                                                  ------------
                                                                                                       464,522
                                                                                                  ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF                                                                       EXPIRATION
  WARRANTS                                                                           DATE            VALUE
--------------------------------------------------------------------------------------------------------------
              RESTAURANTS (0.0%)
      9,526   American Restaurant Group Holdings, Inc. (c)                          12/15/03     $           0
      4,500   American Restaurant Group Holdings, Inc. - 144A*                      08/15/08                 0
    334,250   Catalina Restaurant Group (c)                                         07/10/12                 0
                                                                                                 -------------
                                                                                                             0
                                                                                                 -------------
              SPECIALTY TELECOMMUNICATIONS (0.0%)
     17,500   Birch Telecom Inc.                                                    06/15/08                 0
    117,571   McLeodUSA, Inc.                                                       04/16/07            43,501
    526,668   Versatel Telecom International NV (Netherlands)                       10/08/04            63,628
     50,148   XO Communications Inc. (Class A)                                      01/16/10                 0
     37,609   XO Communications Inc. (Class B)                                      01/16/10                 0
     37,609   XO Communications Inc. (Class C)                                      01/16/10                 0
                                                                                                 -------------
                                                                                                       107,129
                                                                                                 -------------
              TELECOMMUNICATIONS (0.0%)
     13,250   Startec Global Communications Corp. - 144A*                           05/15/08                 0
                                                                                                 -------------
              TOTAL WARRANTS
               (COST $2,124,966)                                                                       622,949
                                                                                                 -------------

  PRINCIPAL
  AMOUNT IN                                                             COUPON    MATURITY
  THOUSANDS                                                              RATE       DATE
  ---------                                                             ------    --------
              SHORT-TERM INVESTMENT (1.7%)
              REPURCHASE AGREEMENT
  $  11,794   Joint repurchase agreement account (dated 08/29/03;
               proceeds $11,795,376) (e)
               (COST $11,794,000)                                         1.05%   09/02/03          11,794,000
                                                                                                 -------------
              TOTAL INVESTMENTS
               (COST $1,261,700,775) (f)                                              96.5%        657,320,941
              OTHER ASSETS IN EXCESS OF LIABILITIES                                    3.5          23,802,835
                                                                                  --------       -------------
              NET ASSETS                                                             100.0%      $ 681,123,776
                                                                                  ========       =============

                        SEE NOTES TO FINANCIAL STATEMENTS

----------
     *    RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
     **   RESALE IS RESTRICTED; ACQUIRED (12/22/98) AT A COST BASIS OF $957,527.
     +    PAYMENT-IN-KIND SECURITY.
     # CONSISTS OF ONE OR MORE CLASS OF SECURITIES TRADED TOGETHER AS A UNIT; BOND OR PREFERRED STOCK WITH ATTACHED WARRANTS.
     ++ CURRENTLY A ZERO COUPON BOND AND WILL PAY INTEREST AT THE RATE SHOWN AT A FUTURE SPECIFIED DATE.
     (a)  ISSUER IN BANKRUPTCY.
     (b)  NON-INCOME PRODUCING SECURITY; BOND IN DEFAULT.
     (c)  ACQUIRED THROUGH EXCHANGE OFFER.
     (d)  NON-INCOME PRODUCING SECURITIES.
     (e)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
     (f) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $1,258,804,227. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $35,168,716 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $636,652,002, RESULTING IN NET UNREALIZED DEPRECIATION OF $601,483,286.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY HIGH YIELD SECURITIES INC.
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 2003

ASSETS:
Investments in securities, at value (cost $1,261,700,775)                          $   657,320,941
Receivable for:
   Interest                                                                             12,501,914
   Capital stock sold                                                                    7,450,991
   Investments sold                                                                      6,102,326
Prepaid expenses and other assets                                                           94,976
                                                                                   ---------------
      TOTAL ASSETS                                                                     683,471,148
                                                                                   ---------------
LIABILITIES:
Payable for:
   Investments purchased                                                                   972,923
   Capital stock redeemed                                                                  428,867
   Distribution fee                                                                        306,612
   Investment management fee                                                               273,149
Accrued expenses and other payables                                                        365,821
                                                                                   ---------------
      TOTAL LIABILITIES                                                                  2,347,372
                                                                                   ---------------
      NET ASSETS                                                                   $   681,123,776
                                                                                   ===============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                                    $ 3,115,523,795
Net unrealized depreciation                                                           (604,379,834)
Accumulated undistributed net investment income                                            162,662
Accumulated net realized loss                                                       (1,830,182,847)
                                                                                   ---------------
   NET ASSETS                                                                      $   681,123,776
                                                                                   ===============
Class A Shares:
Net Assets                                                                         $    38,071,507
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE)                             22,753,637
   NET ASSET VALUE PER SHARE                                                       $          1.67
                                                                                   ===============
   MAXIMUM OFFERING PRICE PER SHARE,
     (NET ASSET VALUE PLUS 4.44% OF NET ASSET VALUE)                               $          1.74
                                                                                   ===============
CLASS B SHARES:
Net Assets                                                                         $   422,467,542
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE)                            253,379,711
   NET ASSET VALUE PER SHARE                                                       $          1.67
                                                                                   ===============
CLASS C SHARES:
Net Assets                                                                         $    45,113,502
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE)                             26,997,188
   NET ASSET VALUE PER SHARE                                                       $          1.67
                                                                                   ===============
CLASS D SHARES:
Net Assets                                                                         $   175,471,225
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE)                            104,651,794
   NET ASSET VALUE PER SHARE                                                       $          1.68
                                                                                   ===============

                       SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED AUGUST 31, 2003

NET INVESTMENT INCOME:
INCOME
Interest                                                                           $    73,781,585
Dividends                                                                                4,477,876
                                                                                   ---------------
      TOTAL INCOME                                                                      78,259,461
                                                                                   ---------------
EXPENSES
Investment management fee                                                                2,927,240
Distribution fee (Class A shares)                                                           62,328
Distribution fee (Class B shares)                                                        2,915,939
Distribution fee (Class C shares)                                                          333,318
Transfer agent fees and expenses                                                         1,469,816
Taxes                                                                                      294,555
Professional fees                                                                          189,965
Shareholder reports and notices                                                            136,836
Registration fees                                                                           72,445
Directors' fees and expenses                                                                26,644
Custodian fees                                                                               7,233
Other                                                                                       28,545
                                                                                   ---------------
      TOTAL EXPENSES                                                                     8,464,864
                                                                                   ---------------
      NET INVESTMENT INCOME                                                             69,794,597
                                                                                   ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss                                                                     (927,632,141)
Net change in unrealized depreciation                                                  966,925,307
                                                                                   ---------------
      NET GAIN                                                                          39,293,166
                                                                                   ---------------
NET INCREASE                                                                       $   109,087,763
                                                                                   ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                           FOR THE YEAR         FOR THE YEAR
                                                                               ENDED                ENDED
                                                                          AUGUST 31, 2003      AUGUST 31, 2002
                                                                         -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                                    $      69,794,597    $      90,450,964
Net realized loss                                                             (927,632,141)        (375,136,573)
Net change in unrealized depreciation                                          966,925,307          111,513,872
                                                                         -----------------    -----------------

      NET INCREASE (DECREASE)                                                  109,087,763         (173,171,737)
                                                                         -----------------    -----------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A shares                                                               (3,157,603)          (3,878,089)
   Class B shares                                                              (38,559,338)         (69,129,555)
   Class C shares                                                               (3,797,508)          (5,647,596)
   Class D shares                                                              (14,815,212)         (16,092,318)
Paid-in-capital
   Class A shares                                                                       --             (425,216)
   Class B shares                                                                       --           (7,579,753)
   Class C shares                                                                       --             (619,234)
   Class D shares                                                                       --           (1,764,452)
                                                                         -----------------    -----------------

      TOTAL DIVIDENDS AND DISTRIBUTIONS                                        (60,329,661)        (105,136,213)
                                                                         -----------------    -----------------

Net increase (decrease) from capital stock transactions                        116,673,515          (94,605,170)
                                                                         -----------------    -----------------

      NET INCREASE (DECREASE)                                                  165,431,617         (372,913,120)

NET ASSETS:
Beginning of period                                                            515,692,159          888,605,279
                                                                         -----------------    -----------------
END OF PERIOD
   (Including accumulated undistributed net investment income of
   $162,662 and dividends in excess of net investment income of
   $17,405,768, respectively)                                            $     681,123,776    $     515,692,159
                                                                         =================    =================

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY HIGH YIELD SECURITIES INC.
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2003

1. ORGANIZATION AND ACCOUNTING POLICIES
Morgan Stanley High Yield Securities Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, (the "Act") as a diversified, open-end management investment company. The Fund's primary investment objective is to earn a high level of current income and, as a secondary objective, capital appreciation, but only when consistent with its primary objective. The Fund was incorporated in Maryland on June 14, 1979 and commenced operations on September 26, 1979. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Directors; (2) fixed income portfolio securities for which over-the-counter market quotations are readily available are valued at the latest bid price prior to the time of valuation; (3) an equity portfolio security listed or traded on the New York or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (4) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (5) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (6) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (7) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the market quotations are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Directors; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily except where collection is not expected.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT MANAGEMENT AGREEMENT
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, calculated daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.425% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of daily net assets exceeding $1 billion but not exceeding $2 billion; 0.325% to the portion of daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.30% to the portion of daily net assets exceeding $3 billion.

3. PLAN OF DISTRIBUTION
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 0.75% of the average daily net assets of Class B; and (iii) Class C -- up to 0.85% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $60,327,882 at August 31, 2003.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.85% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended August 31, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.20% and 0.85%, respectively.

The Distributor has informed the Fund that for the year ended August 31, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $23,338, $918,343 and $21,706, respectively and received $277,628 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended August 31, 2003, aggregated $386,219,201 and $369,664,877, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At August 31, 2003, the Fund had transfer agent fees and expenses payable of approximately $20,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended August 31, 2003 included in Directors' fees and expenses in the Statement of Operations amounted to $13,434. At August 31, 2003, the Fund had an accrued pension liability of $57,234 which is included in accrued expenses in the Statement of Assets and Liabilities.

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Transactions with such companies during the year ended August 31, 2003 were as follows:

ISSUER                                   PURCHASES      SALES        REALIZED GAIN      INCOME        VALUE
------                                   ---------   ------------   ----------------   --------   ------------
Anacomp Inc. -- Class A                      --      $  3,784,829      $  321,482         --      $  4,539,097
Catalina Restaurant Group                    --                --              --         --         1,574,320
Globix Corp.                                 --                --              --         --         2,559,648

5. FUND ACQUISITIONS -- MORGAN STANLEY HIGH INCOME ADVANTAGE TRUSTS

On December 16, 2002, the Fund acquired all the net assets of Morgan Stanley High Income Advantage Trust ("HIAT"), Morgan Stanley High Income Advantage Trust II ("HIAT II") and Morgan Stanley High Income Advantage Trust III ("HIAT III") based on the respective valuations as of the close of business on December 13, 2002, pursuant to three reorganization plans approved by the shareholders of HIAT, HIAT II, and HIAT III on December 10, 2002. The acquisition was accomplished by a tax-free exchange of 16,043,676 Class D shares of the Fund at a net asset value of $1.53 per share for 29,935,152 shares of HIAT; 21,167,160 Class D shares of the Fund at a net asset value of $1.53 per share for 35,201,907 shares of HIAT II; and 8,521,386 Class D shares of the Fund at a net asset value of $1.53 per share for 12,782,079 shares of HIAT III. The net assets of the Fund and HIAT, HIAT II, and HIAT III immediately before the acquisition were $504,383,912, $24,638,052, $32,445,236, and $12,976,663, respectively, including unrealized depreciation of $78,827,004, $102,180,638, and $38,615,052 for HIAT, HIAT II, and HIAT III, respectively. Immediately after the acquisition, the combined net assets of the Fund amounted to $574,443,863.

6. CAPITAL STOCK
Transactions in capital stock were as follows:

                                                               FOR THE YEAR                        FOR THE YEAR
                                                                   ENDED                               ENDED
                                                              AUGUST 31, 2003                     AUGUST 31, 2002
                                                     --------------------------------    --------------------------------
                                                         SHARES            AMOUNT            SHARES           AMOUNT
                                                     --------------    --------------    --------------    --------------
CLASS A SHARES
Sold                                                     39,836,992    $   64,688,820        10,201,614    $   20,177,481
Reinvestment of dividends and distributions               1,022,505         1,601,355         1,119,515         2,083,474
Redeemed                                                (33,475,330)      (54,476,121)      (11,782,958)      (23,700,021)
                                                     --------------    --------------    --------------    --------------
Net increase (decrease) -- Class A                        7,384,167        11,814,054          (461,829)       (1,439,066)
                                                     --------------    --------------    --------------    --------------
CLASS B SHARES
Sold                                                     77,421,752       122,904,213        39,306,397        74,811,260
Reinvestment of dividends and distributions               9,626,091        15,003,266        14,993,853        27,953,825
Redeemed                                                (73,660,925)     (116,540,305)     (101,220,067)     (190,557,689)
                                                     --------------    --------------    --------------    --------------
Net increase (decrease) -- Class B                       13,386,918        21,367,174       (46,919,817)      (87,792,604)
                                                     --------------    --------------    --------------    --------------
CLASS C SHARES
Sold                                                     12,695,388        20,107,539         7,565,119        14,251,142
Reinvestment of dividends and distributions               1,158,259         1,809,569         1,601,530         2,981,218
Redeemed                                                 (8,770,002)      (13,966,548)       (8,724,288)      (16,164,050)
                                                     --------------    --------------    --------------    --------------
Net increase -- Class C                                   5,083,645         7,950,560           442,361         1,068,310
                                                     --------------    --------------    --------------    --------------
CLASS D SHARES
Sold                                                     32,279,099        51,598,560        13,842,546        25,568,899
Reinvestment of dividends and distributions               4,850,711         7,624,480         6,026,961        11,290,465
Shares issued in connection with the
  acquisition of the Morgan Stanley High Income
  Advantage Trusts (See Note 7)                          45,732,222        70,059,951                --                --
Redeemed                                                (33,881,962)      (53,741,264)      (23,300,211)      (43,301,174)
                                                     --------------    --------------    --------------    --------------
Net increase (decrease) -- Class D                       48,980,070        75,541,727        (3,430,704)       (6,441,810)
                                                     --------------    --------------    --------------    --------------
Net increase (decrease) in Fund                          74,834,800    $  116,673,515       (50,369,989)   $  (94,605,170)
                                                     ==============    ==============    ==============    ==============

7. FEDERAL INCOME TAX STATUS
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

                                                       FOR THE YEAR       FOR THE YEAR
                                                           ENDED              ENDED
                                                      AUGUST 31, 2003    AUGUST 31, 2002
                                                      ----------------   ----------------
Ordinary income                                       $     60,329,661   $    95,176,609
Paid-in capital                                                     --         9,959,604
                                                      ----------------   ---------------
Total distributions                                   $     60,329,661   $   105,136,213
                                                      ================   ===============

As of August 31, 2003, the tax-basis components of accumulated losses were as follows:

Undistributed ordinary income                         $        116,367
Undistributed long-term gains                                       --
                                                      ----------------
Net accumulated earnings                                       116,367
Capital loss carryforward*                              (1,072,223,163)
Post-October losses                                       (756,963,011)
Temporary differences                                       (3,846,926)
Net unrealized depreciation                               (601,483,286)
                                                      ----------------
Total accumulated losses                              $ (2,434,400,019)
                                                      ================

*As of August 31, 2003, the Fund had a net capital loss carryforward of $1,072,223,163 of which $27,363,677 will expire on August 31, 2004, $42,577,150 will expire on August 31, 2005, $15,861,101 will expire on August 31, 2006, $28,176,968 will expire on August 31, 2007, $73,114,566 will expire on August 31, 2008, $92,557,036 will expire on August 31, 2009, $224,095,251 will expire on August 31, 2010 and $568,477,414 will expire on August 31, 2011 to offset future capital gains to the extent provided by regulations.

As part of the Fund's acquisition of the assets of Morgan Stanley High Income Advantage Trusts I, II and III (the "HIATs"), the Fund obtained a net capital loss carryforward of $231,274,856 from the HIATs. Utilization of this carryforward is subject to limitations imposed by the Internal Revenue Code and Treasury Regulations, reducing the total carryforward available.

As of August 31, 2003, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), interest on bonds in default and book amortization of discounts on debt securities and permanent book/tax differences primarily attributable to tax adjustments on debt securities sold by the Fund and capital loss carryforwards expired or written off by the Fund. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $318,746,954, accumulated undistributed net investment income was credited $10,205,488 and accumulated net realized loss was credited $308,541,466.

MORGAN STANLEY HIGH YIELD SECURITIES INC.
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                                                        FOR THE YEAR ENDED AUGUST 31,
                                                 --------------------------------------------------------------------------------
                                                     2003             2002             2001             2000             1999
                                                 ------------     ------------     ------------     ------------     ------------
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period             $       1.55     $       2.32     $       4.35     $       5.51     $       6.16
                                                 ------------     ------------     ------------     ------------     ------------
Income (loss) from investment operations:
  Net investment income++                                0.19             0.26             0.47             0.69             0.72
  Net realized and unrealized gain (loss)                0.10            (0.73)           (1.99)           (1.13)           (0.63)
                                                 ------------     ------------     ------------     ------------     ------------
Total income (loss) from investment operations           0.29            (0.47)           (1.52)           (0.44)            0.09
                                                 ------------     ------------     ------------     ------------     ------------

Less dividends and distributions from:
  Net investment income                                 (0.17)           (0.27)           (0.51)           (0.72)           (0.74)
  Paid-in-capital                                           -            (0.03)               -                -                -
                                                 ------------     ------------     ------------     ------------     ------------
Total dividends and distributions                       (0.17)           (0.30)           (0.51)           (0.72)           (0.74)
                                                 ------------     ------------     ------------     ------------     ------------

Net asset value, end of period                   $       1.67     $       1.55     $       2.32     $       4.35     $       5.51
                                                 ============     ============     ============     ============     ============
TOTAL RETURN+                                           19.88%          (21.70)%         (37.05)%          (8.88)%           1.47%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                 1.06%            0.99%            0.77%            0.70%            0.68%
Net investment income                                   11.96%           13.76%           15.17%           13.62%           12.42%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands          $     38,072     $     23,879     $     36,762     $     57,273     $     68,667
Portfolio turnover rate                                    66%              39%              49%              20%              36%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                        FOR THE YEAR ENDED AUGUST 31,
                                                 --------------------------------------------------------------------------------
                                                     2003             2002             2001             2000             1999
                                                 ------------     ------------     ------------     ------------     ------------
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period             $       1.55     $       2.32     $       4.34     $       5.50     $       6.15
                                                 ------------     ------------     ------------     ------------     ------------
Income (loss) from investment operations:
  Net investment income++                                0.18             0.25             0.46             0.66             0.69
  Net realized and unrealized gain (loss)                0.10            (0.73)           (1.99)           (1.13)           (0.64)
                                                 ------------     ------------     ------------     ------------     ------------
Total income (loss) from investment operations           0.28            (0.48)           (1.53)           (0.47)            0.05
                                                 ------------     ------------     ------------     ------------     ------------

Less dividends and distributions from:
  Net investment income                                 (0.16)           (0.26)           (0.49)           (0.69)           (0.70)
  Paid-in-capital                                           -            (0.03)               -                -                -
                                                 ------------     ------------     ------------     ------------     ------------
Total dividends and distributions                       (0.16)           (0.29)           (0.49)           (0.69)           (0.70)
                                                 ------------     ------------     ------------     ------------     ------------

Net asset value, end of period                   $       1.67     $       1.55     $       2.32     $       4.34     $       5.50
                                                 ============     ============     ============     ============     ============
TOTAL RETURN+                                           19.27%          (22.00)%         (37.27)%          (9.39)%           0.92%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                 1.61%            1.56%            1.37%            1.25%            1.24%
Net investment income                                   11.41%           13.19%           14.57%           13.07%           11.86%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands          $    422,468     $    371,399     $    664,706     $  1,381,008     $  1,927,186
Portfolio turnover rate                                    66%              39%              49%              20%              36%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                        FOR THE YEAR ENDED AUGUST 31,
                                                 --------------------------------------------------------------------------------
                                                     2003             2002             2001             2000             1999
                                                 ------------     ------------     ------------     ------------     ------------
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period             $       1.55     $       2.32     $       4.34     $       5.51     $       6.15
                                                 ------------     ------------     ------------     ------------     ------------
Income (loss) from investment operations:
  Net investment income++                                0.18             0.25             0.45             0.66             0.68
  Net realized and unrealized gain (loss)                0.10            (0.73)           (1.98)           (1.14)           (0.62)
                                                 ------------     ------------     ------------     ------------     ------------
Total income (loss) from investment operations           0.28            (0.48)           (1.53)           (0.48)            0.06
                                                 ------------     ------------     ------------     ------------     ------------

Less dividends and distributions from:
  Net investment income                                 (0.16)           (0.26)           (0.49)           (0.69)           (0.70)
  Paid-in-capital                                           -            (0.03)               -                -                -
                                                 ------------     ------------     ------------     ------------     ------------
Total dividends and distributions                       (0.16)           (0.29)           (0.49)           (0.69)           (0.70)
                                                 ------------     ------------     ------------     ------------     ------------

Net asset value, end of period                   $       1.67     $       1.55     $       2.32     $       4.34     $       5.51
                                                 ============     ============     ============     ============     ============
TOTAL RETURN+                                           19.14%          (22.11)%         (37.24)%          (9.66)%           0.99%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                 1.71%            1.66%            1.47%            1.35%            1.34%
Net investment income                                   11.31%           13.09%           14.47%           12.97%           11.76%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands          $     45,114     $     33,978     $     49,818     $     86,951     $    109,142
Portfolio turnover rate                                    66%              39%              49%              20%              36%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                        FOR THE YEAR ENDED AUGUST 31,
                                                 --------------------------------------------------------------------------------
                                                     2003             2002             2001             2000             1999
                                                 ------------     ------------     ------------     ------------     ------------
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period             $       1.55     $       2.32     $       4.35     $       5.51     $       6.16
                                                 ------------     ------------     ------------     ------------     ------------
Income (loss) from investment operations:
  Net investment income++                                0.19             0.26             0.48             0.70             0.74
  Net realized and unrealized gain (loss)                0.11            (0.73)           (1.99)           (1.13)           (0.64)
                                                 ------------     ------------     ------------     ------------     ------------
Total income (loss) from investment operations           0.30            (0.47)           (1.51)           (0.43)            0.10
                                                 ------------     ------------     ------------     ------------     ------------

Less dividends and distributions from:
  Net investment income                                 (0.17)           (0.27)           (0.52)           (0.73)           (0.75)
  Paid-in-capital                                           -            (0.03)               -                -                -
                                                 ------------     ------------     ------------     ------------     ------------
Total dividends and distributions                       (0.17)           (0.30)           (0.52)           (0.73)           (0.75)
                                                 ------------     ------------     ------------     ------------     ------------

Net asset value, end of period                   $       1.68     $       1.55     $       2.32     $       4.35     $       5.51
                                                 ============     ============     ============     ============     ============
TOTAL RETURN+                                           20.82%          (21.45)%         (36.95)%          (8.69)%           1.67%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                 0.86%            0.81%            0.62%           0.50%             0.49%
Net investment income                                   12.16%           13.94%           15.32%          13.82%            12.61%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands          $    175,471     $     86,436     $    137,319     $    246,941     $    333,714
Portfolio turnover rate                                    66%              39%              49%              20%              36%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY HIGH YIELD SECURITIES INC.
INDEPENDENT AUDITORS' REPORT


TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
MORGAN STANLEY HIGH YIELD SECURITIES INC.:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley High Yield Securities Inc. (the "Fund"), including the portfolio of investments, as of August 31, 2003, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley High Yield Securities Inc. as of August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
OCTOBER 21, 2003

MORGAN STANLEY HIGH YIELD SECURITIES INC.
DIRECTOR AND OFFICER INFORMATION

INDEPENDENT DIRECTORS:

                                                                                       NUMBER OF
                                                                                       PORTFOLIOS
                                         TERM OF                                        IN FUND
                          POSITION(S)   OFFICE AND                                      COMPLEX
NAME, AGE AND ADDRESS OF   HELD WITH    LENGTH OF    PRINCIPAL OCCUPATION(S) DURING    OVERSEEN       OTHER DIRECTORSHIPS HELD BY
  INDEPENDENT DIRECTOR    REGISTRANT   TIME SERVED*         PAST 5 YEARS**           BY DIRECTOR***             DIRECTOR
------------------------  -----------  ------------  ------------------------------  --------------  ------------------------------
Michael Bozic (62)        Director     Since         Retired; Director or Trustee    216             Director of Weirton Steel
c/o Mayer, Brown,                      April 1994    of the Retail Funds and TCW/DW                  Corporation.
Rowe & Maw LLP                                       Term Trust 2003 (since
Counsel to the                                       April 1994) and the
Independent Directors                                Institutional Funds (since
1675 Broadway                                        July 2003); formerly Vice
New York, NY                                         Chairman of Kmart Corporation
                                                     (December 1998-October 2000),
                                                     Chairman and Chief Executive
                                                     Officer of Levitz Furniture
                                                     Corporation (November 1995-
                                                     November 1998) and President
                                                     and Chief Executive Officer of
                                                     Hills Department Stores (May
                                                     1991-July 1995); formerly
                                                     variously Chairman, Chief
                                                     Executive Officer, President
                                                     and Chief Operating Officer
                                                     (1987-1991) of the Sears
                                                     Merchandise Group of Sears,
                                                     Roebuck & Co.

Edwin J. Garn (70)        Director     Since         Director or Trustee of the      216             Director of Franklin Covey
c/o Summit Ventures LLC                January 1993  Retail Funds and TCW/DW Term                    (time management systems), BMW
1 Utah Center                                        Trust 2003 (since January 1993)                 Bank of North America, Inc.
201 S. Main Street                                   and the Institutional Funds                     (industrial loan corporation),
Salt Lake City, UT                                   (since July 2003); member of                    United Space Alliance (joint
                                                     the Utah Regional Advisory                      venture between Lockheed
                                                     Board of Pacific Corp.;                         Martin and the Boeing Company)
                                                     formerly United States Senator                  and Nuskin Asia Pacific
                                                     (R-Utah) (1974-1992) and                        (multilevel marketing); member
                                                     Chairman, Senate Banking                        of the board of various civic
                                                     Committee (1980-1986), Mayor                    and charitable organizations.
                                                     of Salt Lake City, Utah
                                                     (1971-1974), Astronaut, Space
                                                     Shuttle Discovery (April 12-19,
                                                     1985), and Vice Chairman,
                                                     Huntsman Corporation (chemical
                                                     company).

Wayne E. Hedien (69)      Director     Since         Retired; Director or Trustee    216             Director of The PMI Group Inc.
c/o Mayer, Brown,                      September     of the Retail Funds and TCW/DW                  (private mortgage insurance);
Rowe & Maw LLP                         1997          Term Trust 2003; (Since                         Trustee and Vice Chairman of
Counsel to the Independent                           September 1997) and the                         The Field Museum of Natural
Directors                                            Institutional Funds (since                      History; director of various
1675 Broadway                                        July 2003); formerly associated                 other business and charitable
New York, NY                                         with the Allstate Companies                     organizations.
                                                     (1966-1994), most recently as
                                                     Chairman of The Allstate
                                                     Corporation (March 1993-
                                                     December 1994) and Chairman and
                                                     Chief Executive Officer of its
                                                     wholly-owned subsidiary,
                                                     Allstate Insurance Company
                                                     (July 1989-December 1994).

                                                                                       NUMBER OF
                                                                                       PORTFOLIOS
                                         TERM OF                                        IN FUND
                          POSITION(S)   OFFICE AND                                      COMPLEX
NAME, AGE AND ADDRESS OF   HELD WITH    LENGTH OF    PRINCIPAL OCCUPATION(S) DURING    OVERSEEN       OTHER DIRECTORSHIPS HELD BY
  INDEPENDENT DIRECTOR    REGISTRANT   TIME SERVED*         PAST 5 YEARS**           BY DIRECTOR***             DIRECTOR
------------------------  -----------  ------------  ------------------------------  --------------  ------------------------------
Dr.Manuel H. Johnson (54) Director     Since         Chairman of the Audit           216             Director of NVR, Inc. (home
c/o Johnson Smick                      July 1991     Committee and Director or                       construction); Chairman and
International, Inc.                                  Trustee of the Retail Funds                     Trustee of the Financial
2099 Pennsylvania                                    and TCW/DW Term Trust 2003                      Accounting Foundation
Avenue, N.W.                                         (since July 1991) and the                       (oversight organization of the
Suite 950                                            Institutional Funds (since                      Financial Accounting Standards
Washington, D.C.                                     July 2003); Senior Partner,                     Board); Director of RBS
                                                     Johnson Smick International,                    Greenwich Capital Holdings
                                                     Inc., a consulting firm;                        (financial holding company).
                                                     Co-Chairman and a founder of
                                                     the Group of Seven Council
                                                     (G7C), an international
                                                     economic commission; formerly
                                                     Vice Chairman of the Board of
                                                     Governors of the Federal
                                                     Reserve System and Assistant
                                                     Secretary of the U.S.
                                                     Treasury.

Joseph J. Kearns (61)     Director     Since         Deputy Chairman of the Audit    217             Director of Electro Rent
PMB754                                 July 2003     Committee and Director or                       Corporation (equipment
23852 Pacific Coast                                  Trustee of the Retail Funds                     leasing), The Ford Family
Highway                                              and TCW/DW Term Trust 2003                      Foundation, and the UCLA
Malibu, CA                                           (since July 2003) and the                       Foundation.
                                                     Institutional Funds (since
                                                     August 1994); previously
                                                     Chairman of the Audit
                                                     Committee of the Institutional
                                                     Funds (October 2001-July 2003);
                                                     President, Kearns & Associates
                                                     LLC (investment consulting);
                                                     formerly CFO of the J. Paul
                                                     Getty Trust.

Michael E. Nugent (67)    Director     Since         Chairman of the Insurance       216             Director of various business
c/o Triumph Capital,                   July 1991     Committee and Director or                       organizations.
L.P.                                                 Trustee of the Retail Funds
445 Park Avenue                                      and TCW/DW Term Trust 2003
New York, NY                                         (since July 1991) and the
                                                     Institutional Funds (since
                                                     July 2001); General Partner of
                                                     Triumph Capital, L.P., a
                                                     private investment
                                                     partnership; formerly Vice
                                                     President, Bankers Trust
                                                     Company and BT Capital
                                                     Corporation (1984-1988).

Fergus Reid (71)          Director     Since         Chairman of the Governance      217             Trustee and Director of
85 Charles Colman Blvd.                July 2003     Committee and Director or                       certain investment companies
Pawling, NY                                          Trustee of the Retail Funds                     in the JPMorgan Funds
                                                     and TCW/DW Term Trust 2003                      complex managed by JP Morgan
                                                     (since July 2003) and the                       Investment Management Inc.
                                                     Institutional Funds (since
                                                     June 1992); Chairman of
                                                     Lumelite Plastics Corporation.

INTERESTED DIRECTORS

                                                                                       NUMBER OF
                                                                                       PORTFOLIOS
                                         TERM OF                                        IN FUND
                          POSITION(S)   OFFICE AND                                      COMPLEX
NAME, AGE AND ADDRESS OF   HELD WITH    LENGTH OF    PRINCIPAL OCCUPATION(S) DURING    OVERSEEN      OTHER DIRECTORSHIPS HELD BY
  INDEPENDENT DIRECTOR    REGISTRANT   TIME SERVED*         PAST 5 YEARS**           BY DIRECTOR***            DIRECTOR
------------------------  -----------  ------------  ------------------------------  --------------  -------------------------------
Charles A.                Chairman of  Since         Chairman and Director or        216             None
Fiumefreddo (70)          the Board    July 1991     Trustee of the Retail Funds
c/o Morgan Stanley Trust  and                        and TCW/DW Term Trust 2003
Harborside Financial      Director                   (since July 1991) and the
Center,                                              Institutional Funds (since
Plaza Two,                                           July 2003); formerly Chief
Jersey City, NJ                                      Executive Officer of the
                                                     Retail Funds and the TCW/DW
                                                     Term Trust 2003 (until
                                                     September 2002).

James F. Higgins (55)     Director     Since         Director or Trustee of the      216             Director of AXA Financial, Inc.
c/o Morgan Stanley Trust               June 2000     Retail Funds and TCW/DW Term                    and The Equitable Life
Harborside Financial                                 Trust 2003 (since June 2000)                    Assurance Society of the
Center,                                              and the Institutional Funds                     United States (financial
Plaza Two,                                           (since July 2003); Senior                       services).
Jersey City, NJ                                      Advisor of Morgan Stanley
                                                     (since August 2000); Director
                                                     of the Distributor and Dean
                                                     Witter Realty Inc.; previously
                                                     President and Chief Operating
                                                     Officer of the Private Client
                                                     Group of Morgan Stanley
                                                     (May 1999-August 2000), and
                                                     President and Chief Operating
                                                     Officer of Individual
                                                     Securities of Morgan Stanley
                                                     (February 1997-May 1999).

Philip J. Purcell (59)    Director     Since         Director or Trustee of the      216             Director of American Airlines,
1585 Broadway                          April 1994    Retail Funds and TCW/DW Term                    Inc. and its parent company,
New York, NY                                         Trust 2003 (since April 1994)                   AMR Corporation.
                                                      and the Institutional Funds
                                                     (since July 2003); Chairman of
                                                     the Board of Directors and
                                                     Chief Executive Officer of
                                                     Morgan Stanley and Morgan
                                                     Stanley DW Inc.; Director of
                                                     the Distributor; Chairman of
                                                     the Board of Directors and
                                                     Chief Executive Officer of
                                                     Novus Credit Services Inc.;
                                                     Director and/or officer of
                                                     various Morgan Stanley
                                                     subsidiaries.

----------
  * THIS IS THE EARLIEST DATE THE DIRECTOR BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT MANAGER") (THE "RETAIL FUNDS").
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC., MORGAN STANLEY INVESTMENTS LP AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.
*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT MANAGER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISOR THAT IS AN AFFILIATED PERSON OF THE INVESTMENT MANAGER (INCLUDING BUT NOT LIMITED TO MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY INVESTMENTS LP).

OFFICERS:

                                                     TERM OF
                                 POSITION(S)       OFFICE AND
NAME, AGE AND ADDRESS OF         HELD WITH          LENGTH OF
   EXECUTIVE OFFICER             REGISTRANT       TIME SERVED*            PRINCIPAL OCCUPATION(S)DURING PAST 5 YEARS**
---------------------------   ----------------   --------------   ------------------------------------------------------------
Mitchell M. Merin (50)        President          Since May 1999   President and Chief Operating Officer of Morgan Stanley
1221 Avenue of the Americas                                       Investment Management Inc.; President, Director and Chief
New York, NY                                                      Executive Officer of the Investment Manager and
                                                                  Morgan Stanley Services; Chairman, Chief Executive Officer
                                                                  and Director of the Distributor; Chairman and Director of
                                                                  the Transfer Agent; Director of various Morgan Stanley
                                                                  subsidiaries; President Morgan Stanley Investments LP (since
                                                                  February 2003); President of the Institutional Funds (since
                                                                  July 2003) and President of the Retail Funds and TCW/DW Term
                                                                  Trust 2003 (since May 1999); Trustee (since July 2003) and
                                                                  President (since December 2002) of the Van Kampen Closed-End
                                                                  Funds; Trustee (since May 1999) and President (since
                                                                  October 2002) of the Van Kampen Open-End Funds.

Ronald E. Robison (64)        Executive Vice     Since            Chief Global Operations Officer and Managing Director of
1221 Avenue of the Americas   President and      April 2003       Morgan Stanley Investment Management Inc.; Managing DIrector
New York, NY                  Principal                           of Morgan Stanley & Co. Incorporated; Managing DIrector of
                              Executive                           Morgan Stanley; Managing Director, Chief Administrative
                              Officer                             Officer and Director of the Investment Manager and Morgan
                                                                  Stanley Services; Chief Executive Officer and Director of
                                                                  the Transfer Agent; Executive Vice President and Principal
                                                                  Executive Officer of the Institutional Funds (since
                                                                  July 2003); and the TCW/DW Term Trust 2003 (since April 2003);
                                                                  previously President of the Institutional Funds
                                                                  (March 2001-July 2003) and Director of the Institutional Funds
                                                                  (March 2001-July 2003).

Barry Fink (48)               Vice President     Since            General Counsel (since May 2000) and Managing Director (since
1221 Avenue of the Americas   and General        February 1997    December 2000) of Morgan Stanley Investment Management;
New York, NY                  Counsel                             Managing Director (since December 2000), Secretary (since
                                                                  February 1997) and Director (since July 1998) of the
                                                                  Investment Manager and Morgan Stanley Services; Assistant
                                                                  Secretary of Morgan Stanley DW; Chief Legal Officer of
                                                                  Morgan Stanley Investments LP (since July 2002); Vice
                                                                  President of the Institutional Funds (since July 2003); Vice
                                                                  President and Secretary of the Distributor; previously
                                                                  Secretary of the Retail Funds (February 1997-July 2003);
                                                                  previously Vice President and Assistant General Counsel of the Investment Manager and Morgan Stanley Services
                                                                  (February 1997-December 2001).

Joseph J. McAlinden (60)      Vice President     Since            Managing Director and Chief Investment Officer of the
1221 Avenue of the Americas                      July 1995        Investment Manager, Morgan Stanley Investment Management
New York, NY                                                      Inc. and Morgan Stanley Investments LP; Director of the
                                                                  Transfer Agent, Chief Investment Officer of the Van Kampen
                                                                  Funds; Vice President of the Institutional Funds (since
                                                                  July 2003) and the Retail Funds (since July 1995).

Stefanie V. Chang (36)        Vice President     Since            Executive Director of Morgan Stanley & Co. and Morgan Stanley
1221 Avenue of the Americas                      July 2003        Investment Management Inc. and Vice President of the
New York, NY                                                      Institutional Funds (since December 1997) and the Retail
                                                                  Funds (since July 2003); formerly practiced law with the
                                                                  New York law firm of Rogers & Wells (now Clifford Chance LLP).

                                                     TERM OF
                                 POSITION(S)       OFFICE AND
NAME, AGE AND ADDRESS OF         HELD WITH          LENGTH OF
   EXECUTIVE OFFICER             REGISTRANT       TIME SERVED*            PRINCIPAL OCCUPATION(S)DURING PAST 5 YEARS**
---------------------------   ----------------   --------------   ------------------------------------------------------------
Francis Smith (38)            Treasurer and      Treasurer        Executive Director of the Investment Manager and Morgan
c/o Morgan Stanley Trust      Chief Financial    since July       Stanley Services (since December 2001); previously Vice
Harborside Financial          Officer            2003 and Chief   President of the Retail Funds (September 2002-July 2003);
Center,                                          Financial        previously Vice President of the Investment Manager and
Plaza Two,                                       Officer since    Morgan Stanley Services (August 2000-November 2001) and Senior
Jersey City, NJ                                  September 2002   Manager at PricewaterhouseCoopers LLP (January 1998-August 2000).

Thomas F. Caloia (57)         Vice President     Since            Executive Director (since December 2002) and Assistant
c/o Morgan Stanley Trust                         July 2003        Treasurer of the Investment Manager, the Distributor and
Harborside Financial                                              Morgan Stanley Services; previously Treasurer of the Retail
Center,                                                           Funds (April 1989-July 2003); formerly First Vice President
Plaza Two,                                                        of the Investment Manager, the Distributor and Morgan
Jersey City, NJ                                                   Stanley Services.

Mary E. Mullin (36)           Secretary          Since            Vice President of Morgan Stanley & Co. Incorporated and
1221 Avenue of the Americas                      July 2003        Morgan Stanley Investment Management Inc.; Secretary of the
New York, NY                                                      Institutional Funds (since June 1999) and the Retail Funds
                                                                  (since July 2003); formerly practiced law with the New York law firms of McDermott, Will & Emery and Skadden, Arps,
                                                                  Slate, Meagher & Flom LLP.

----------
 * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.

DIRECTORS
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Barry Fink
VICE PRESIDENT and GENERAL COUNSEL

Joseph J. McAlinden
VICE PRESIDENT

Stefanie V. Chang
VICE PRESIDENT

Francis Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its directors. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2003 Morgan Stanley


[MORGAN STANLEY LOGO]

37915RPT-12455J03-ANP-10/03

[GRAPHIC]

MORGAN STANLEY FUNDS

MORGAN STANLEY
HIGH YIELD SECURITIES


ANNUAL REPORT
AUGUST 31, 2003

[MORGAN STANLEY LOGO]

Item 2.  Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)    No information need be disclosed pursuant to this paragraph.

(c)    Not applicable.

(d)    Not applicable.

(e)    Not applicable.

(f)

       (1)   The Fund's Code of Ethics is attached hereto as Exhibit A.

       (2)   Not applicable.

       (3)   Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund's Board of Directors has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Directors: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Directors in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

Applicable only for reports covering fiscal years ending on or after December 15, 2003.

Item 5. Audit Committee of Listed Registrants.

Applicable only for reports covering periods ending on or after the earlier of
(i) the first annual shareholder meeting after January 15, 2004 or (ii) October 31, 2004.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. [Reserved.]

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

   There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits
(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.


                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley High Yield Securities Inc.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 20, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 20, 2003

/s/ Francis Smith
Francis Smith
Principal Financial Officer
October 20, 2003

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley High Yield Securities Inc.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 8, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 8, 2003

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 8, 2003